Commitments and Contingencies (Data Processing, Maintenance and Other Services Agreements Narrative) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Computer data processing operations and related functions [Member]
Other Commitments [Line Items]
Contractual obligation	$ 420